Fair Value - Summary of Unobservable Inputs for the Embedded Derivatives of Interest Sensitive Contract Liabilities (Details) - Interest Sensitive Contract Liabilities - Embedded Derivatives - Level 3 - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Total liabilities measured at fair value	$ 5,283	$ 4,477
Income Approach Valuation Technique | Minimum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Non-performance risk	0.70%	0.60%
Option budget	0.80%	0.80%
Surrender rate	0.00%	0.00%
Income Approach Valuation Technique | Maximum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Non-performance risk	1.50%	1.80%
Option budget	3.80%	3.80%
Surrender rate	16.30%	10.70%